Accrued expenses and other liabilities - Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Salaries and benefits payables	$ 14,547	$ 18,490
Taxes payable	22,219	16,447
Product warranties	8,233	6,868
Accrued costs of the Merger	6,900	7,900
Other payables and accrued charges	36,976	35,772
Accrued expenses and other current liabilities	$ 88,875	$ 85,477	[1]

[1]	Restated (refer to Note 2(c))